Financial Assets at Fair Value Through Other Comprehensive Income (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets At Fair Value Through Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	£ 6,024	£ 5,851
Debt securities
Disclosure Of Financial Assets At Fair Value Through Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	6,024	5,833
Loans and advances to customers
Disclosure Of Financial Assets At Fair Value Through Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	£ 0	£ 18